As Filed with the Securities and Exchange Commission on November 25 , 2015
Registration Nos.: 333-203262; 811-05817
____________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. (2)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. (51)
(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Robert L. Reynolds
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box)
__ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 23, 2015 pursuant to paragraph (b) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment .

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract.

Explanatory Note
Registrant is filing this Post-Effective Amendment No. 2 for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 1 to the Registrant's Registration Statement (File No. 333-203262) filed under Rule 485(a) of the Securities Act of 1933. Since no other changes are intended to be made to Post-Effective Amendment No. 1 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 1 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 23rd day of November, 2015.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	November 23, 2015
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	November 23, 2015
Robert L. Reynolds

/s/ Andra Bolotin	Senior Vice President and Chief Financial Officer	November 23, 2015
Andra Bolotin

/s/ John L. Bernbach	Director	November 23, 2015
John L. Bernbach*

/s/ Marcel R. Coutu		November 23, 2015
Marcel R. Coutu*	Director

/s/ Andre Desmarais		November 23, 2015
Andre Desmarais*	Director

/s/ Olivier Desmarais	Director	November 23, 2015
Olivier Desmarais*

/s/ Paul Desmarais, Jr.	Director	November 23, 2015
Paul Desmarais, Jr.*

/s/ Paul Desmarais III	Director	November 23, 2015
Paul Desmarais III*

Claude Généreux	Director

/s/ Alain Louvel	Director	November 23, 2015
Alain Louvel*

/s/ Paul A. Mahon	Director	November 23, 2015
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	November 23, 2015
Jerry E.A. Nickerson*

/s/ Michel Plessis-Bélair	Director	November 23, 2015
Michel Plessis-Bélair*

/s/ Henri P. Rousseau	Director	November 23, 2015
Henri P. Rousseau*

/s/ Raymond Royer	Director	November 23, 2015
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	November 23, 2015
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	November 23, 2015
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	November 23, 2015
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	November 23, 2015
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		November 23, 2015
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney